SEGMENT (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenues by product categories for the years ended June 30, 2021, 2020 and 2019 was as follows:

	For the years ended June 30,
Products	2021	2020	2019
Traditional pet products	$14,331,492	$13,208,764	$23,897,528
Intelligent pet products	7,801,070	4,328,918	2,103,523
Climbing hooks and others	1,340,686	1,633,676	215,464
Total revenue from product sales	23,473,248	19,171,358	26,216,515

Services:
Dyeing services	817,145	-	-
Other services	29,728	-	-
Total revenue from service	846,873	-	-
Total revenue	$24,320,121	$19,171,358	$26,216,515

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the years ended June 30,
Geographic location	2021	2020	2019
Sales to international markets	$10,627,253	$9,399,228	$11,134,072
Sales in China domestic market	13,692,868	9,772,130	15,082,443
Total revenue	$24,320,121	$19,171,358	$26,216,515